EMPLOYEE BENEFIT PLANS (Details 12) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Discount rate [Member] | Pension plans [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Increase	(4,342)
Discount rate [Member] | Pension plans [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 4,649
Discount rate [Member] | Pension plans [Member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Discount rate [Member] | Pension plans [Member] | Bancolombia [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.40%
Discount rate [Member] | Pension plans [Member] | Bancolombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.40%
Salary Level [Member] | Pension plans [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Increase	$ 5,065
Salary Level [Member] | Pension plans [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ (4,763)
Salary Level [Member] | Pension plans [Member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Salary Level [Member] | Pension plans [Member] | Bancolombia [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	4.00%
Salary Level [Member] | Pension plans [Member] | Bancolombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	3.00%
Mortality Table [Member] | Pension plans [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Mortality Table [Member] | Pension plans [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Increase	$ 4,966
Mortality Table [Member] | Pension plans [Member] | Bancolombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table (Increase/Decrease)	RV-08 ("Rentistas Validos")